Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Depreciation	$ 1,585	$ 1,807	$ 2,955